POLICYHOLDERS' ACCOUNT BALANCES - Policyholder Account Balance, Guaranteed Minimum Crediting Rate (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 24,939	$ 20,141	$ 4,677
Direct Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	17,177	14,308	0
Direct Insurance | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	5,613	6,474
Direct Insurance | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	879	1,104
Direct Insurance | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	2,853	3,082
Direct Insurance | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	7,483	2,595
Direct Insurance | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	349	1,053
Direct Insurance | 0% - 1%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 3,834	$ 0
Direct Insurance | 0% - 1% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Direct Insurance | 0% - 1% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Direct Insurance | 0% - 1% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 2,590	$ 0
Direct Insurance | 0% - 1% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 30	$ 0
Direct Insurance | 0% - 1% | 1 - 50 Basis Points Above | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0001	0.0001
Direct Insurance | 0% - 1% | 1 - 50 Basis Points Above | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0050	0.0050
Direct Insurance | 0% - 1% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 487	$ 0
Direct Insurance | 0% - 1% | 51 - 150 Basis Points Above | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0051	0.0051
Direct Insurance | 0% - 1% | 51 - 150 Basis Points Above | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0150	0.0150
Direct Insurance | 0% - 1% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0150	0.0150
Policyholders’ account balance, total	$ 727	$ 0
Direct Insurance | 0% - 1% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Direct Insurance | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 5,912	$ 10,079
Direct Insurance | 1% - 2% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Direct Insurance | 1% - 2% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Direct Insurance | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 860	$ 4,284
Direct Insurance | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	432	531
Direct Insurance | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	2,090	2,735
Direct Insurance | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	2,530	2,529
Direct Insurance | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Direct Insurance | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 6,156	$ 2,556
Direct Insurance | 2% - 3% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Direct Insurance | 2% - 3% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Direct Insurance | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 1,246	$ 1,583
Direct Insurance | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	410	565
Direct Insurance | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	275	342
Direct Insurance | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	4,225	66
Direct Insurance | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 0	$ 0
Direct Insurance | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Policyholders’ account balance, total	$ 926	$ 620
Direct Insurance | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	917	607
Direct Insurance | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	7	8
Direct Insurance | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	1	5
Direct Insurance | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	1	0
Direct Insurance | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Direct Insurance | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	349	1,053
Direct Insurance | Other | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Direct Insurance | Other | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Direct Insurance | Other | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Direct Insurance | Other | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Direct Insurance | Other | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	349	1,053
Reinsurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	7,762	5,833	$ 4,677
Reinsurance | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	681	407
Reinsurance | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	223	210
Reinsurance | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	42	1
Reinsurance | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	6,816	5,215
Reinsurance | 0% - 1%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 930	$ 607
Reinsurance | 0% - 1% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Reinsurance | 0% - 1% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Reinsurance | 0% - 1% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 0	$ 0
Reinsurance | 0% - 1% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	681	407
Reinsurance | 0% - 1% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	207	199
Reinsurance | 0% - 1% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	42	1
Reinsurance | 0% - 1% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 16	$ 11
Reinsurance | 1% - 2% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Reinsurance | 1% - 2% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Reinsurance | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 0	$ 0
Reinsurance | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	16	11
Reinsurance | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	6,816	5,215
Reinsurance | Other | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | Other | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | Other | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | Other | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0	0
Reinsurance | Other | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 6,816	$ 5,215